Appendix I. Subsidiaries (fully-consolidated companies) (million euro) - Narrative (Details)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [line items]
Auditor Name	Ernst & Young, S.L.
Auditor Location	Madrid, Spain
Auditor Firm ID	1461